Document and Entity Information	Jan. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 26, 2026
Entity Registrant Name	Lionsgate Studios Corp.
Entity Incorporation State Country Code	A1
Entity File Number	001-42635
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002052959
Amendment Flag	false
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	2700 Colorado Avenue
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404
Common Shares, no par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares, no par value per share
Trading Symbol	LION
Security Exchange Name	NYSE
Rights to Purchase Common Shares [Member]
Entity Information [Line Items]
Security 12b Title	Rights to Purchase Common Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true